Condensed Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 1,073	$ 150	¥ 6,296
Restricted cash	4,009	560	4,044
Accounts and notes receivable, net	15,953	2,227	12,756
Prepayment and other current assets, net	175,870	24,551	14,951
Total current assets	197,766	27,608	38,047
Non-current assets:
Operating lease right-of-use assets
Long-term investments	5,936	829	6,096
Goodwill
Other non-current assets
Total non-current assets	5,936	829	6,096
Total assets	203,702	28,437	44,143
Current liabilities:
Accounts payable	13,422	1,874	13,875
Advance from customers	9,705	1,355	8,874
Salary and welfare benefits payable	12,548	1,752	5,512
Short-term borrowings	26,634	3,718	31,734
Other taxes payable	8,027	1,121	7,868
Current portion of deferred revenue	72	10	798
Short-term operating lease liabilities	3,492	488	3,378
Other current liabilities	27,157	3,792	20,067
Total current liabilities	132,787	18,539	103,032
Long-term borrowings	10,000	1,396	10,000
Long-term operating lease liabilities	1,578	220	3,362
Warrant liability	26,351	3,678	68,556
Total non-current liabilities	37,929	5,294	81,918
Total liabilities	170,716	23,833	184,950
Commitments and contingencies
Shareholders’ (deficit)/equity:
Treasury stock (12,765,549 and 11,140,549 treasury stock as of December 31, 2024 and June 30, 2025, respectively)	(26,046)	(3,636)	(34,526)
Additional paid-in capital	1,483,557	207,097	1,323,281
Accumulated deficit	(1,421,800)	(198,472)	(1,421,097)
Accumulated other comprehensive loss	(8,545)	(1,193)	(8,980)
Total TokenCat Limited shareholders’ (deficit)/equity	32,986	4,604	(140,807)
Total shareholders’ (deficit)/equity	32,986	4,604	(140,807)
TOTAL LIABILITIES AND (DEFICIT)/EQUITY	203,702	28,437	44,143
Class A Ordinary Shares
Shareholders’ (deficit)/equity:
Ordinary shares value	5,757	803	480
Class B Ordinary Shares
Shareholders’ (deficit)/equity:
Ordinary shares value	35	5	35
Related Party
Current assets:
Prepayment to related parties	861	120
Current liabilities:
Payables due to related parties	¥ 31,730	$ 4,429	¥ 10,926